Salaries and social security expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ 132,025	$ 117,423	$ 104,216
Social security costs	30,558	28,849	23,111
Equity-settled share-based compensation	5,552	4,796	4,396
Salaries and social security expenses	$ 168,135	$ 151,068	$ 131,723
Number of employees | employee	7,790	8,326	8,089
Wages and salaries capitalized in property, plant and equipment	$ 41,172	$ 28,475	$ 16,708